Calvert
Emerging Markets Focused Growth Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 88.6%

Security	Shares	Value
Brazil — 24.3%
Banco BTG Pactual SA	27,327	$ 161,382
Itau Unibanco Holding SA, PFC Shares	26,713	147,033
Localiza Rent a Car SA	45,729	269,176
MercadoLibre, Inc.(1)	135	263,368
NU Holdings Ltd., Class A(1)	17,780	182,067
Raia Drogasil SA	47,758	159,432
WEG SA	19,545	155,087
		$1,337,545
India — 36.2%
Astral Ltd.	9,650	$145,751
Axis Bank Ltd.	5,246	67,293
Bajaj Finance Ltd.	703	73,245
Bharti Airtel Ltd.	14,555	294,248
HDFC Bank Ltd.	12,754	271,867
HDFC Bank Ltd. ADR	1,948	129,425
ICICI Bank Ltd.	15,695	246,694
Laurus Labs Ltd.(2)	16,515	118,070
Mahindra & Mahindra Ltd.	3,251	100,908
Timken India Ltd.	1,641	52,598
Titan Co. Ltd.	4,949	176,617
TVS Motor Co. Ltd.	7,982	225,012
Zomato Ltd.(1)	37,786	88,763
		$1,990,491
Indonesia — 1.8%
Bank Central Asia Tbk. PT	188,200	$96,153
		$96,153
Mexico — 9.7%
Fomento Economico Mexicano SAB de CV ADR	2,222	$216,823
Grupo Financiero Banorte SAB de CV, Class O	36,175	251,154
Wal-Mart de Mexico SAB de CV	23,610	65,265
		$533,242
Poland — 0.3%
Dino Polska SA(1)(2)	154	$17,975
		$17,975
Taiwan — 14.0%
E Ink Holdings, Inc.	20,000	$162,816
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	422,445
Voltronic Power Technology Corp.	4,000	187,049
		$772,310
Security	Shares	Value
Uruguay — 2.3%
Globant SA(1)	1,065	$ 125,372
		$ 125,372
Total Common Stocks (identified cost $4,922,841)		$4,873,088

Short-Term Investments — 10.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	590,128	$ 590,128
Total Short-Term Investments (identified cost $590,128)		$ 590,128

Total Investments — 99.3% (identified cost $5,512,969)	$5,463,216
Other Assets, Less Liabilities — 0.7%	$ 37,985
Net Assets — 100.0%	$5,501,201

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $136,045 or 2.5% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Economic Sectors	% of Net Assets
Financials	29.6%
Consumer Discretionary	15.5
Industrials	14.7
Information Technology	12.9
Consumer Staples	8.4
Communication Services	5.4
Health Care	2.1
Total	88.6%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

Calvert
Emerging Markets Focused Growth Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $590,128, which represents 10.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$513,863	$810,505	$(734,240)	$ —	$ —	$590,128	$6,579	590,128

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$1,337,545	$ —	$ —	$1,337,545
India	129,425	1,861,066	—	1,990,491
Indonesia	—	96,153	—	96,153
Mexico	533,242	—	—	533,242
Poland	—	17,975	—	17,975
Taiwan	—	772,310	—	772,310
Uruguay	125,372	—	—	125,372
Total Common Stocks	$2,125,584	$2,747,504(1)	$ —	$4,873,088
Short-Term Investments	$590,128	$ —	$ —	$590,128
Total Investments	$2,715,712	$2,747,504	$ —	$5,463,216

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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